Intangible Assets, Net	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 10 — INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	September 30, 2025	September 30, 2024
Software	$28,093	$28,500
Customized technology for water transportation equipment	785,223	-
Subtotal	813,316	28,500
Less: accumulated amortization	(31,818)	(9,501)
Intangible assets, net	$781,498	$18,999

Amortization expenses for the years ended September 30, 2025, 2024 and 2023 amounted to $22,161, $9,254 and nil, respectively.